Long-Term Debt - Carrying Value of Long Term Debt Instruments (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
5.375% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	40.00%
3.527% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	20.00%
4.150% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	35.00%
4.90% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	35.00%